Revenues - Schedule of detailed information about revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of products and services [line items]
Vanadium sales from contracts with customers	$ 105,797	$ 118,549
Ilmenite sales from contracts with customers	4,090	6,371
Total revenue	109,887	124,920
V2O5 revenues [Member]
Disclosure of products and services [line items]
Produced products	37,835	57,446
Purchased products	13	988
Total revenue	37,848	58,434
V2O3 revenues [Member]
Disclosure of products and services [line items]
Produced products	4,134	8,353
Total revenue	4,134	8,353
FeV revenues [Member]
Disclosure of products and services [line items]
Produced products	59,233	46,890
Purchased products	4,582	4,872
Total revenue	$ 63,815	$ 51,762